NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT BNY Mellon Dynamic U.S. Equity Income Fund	Bond Fund)
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Loomis Short Term High Yield Fund (formerly,
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Federated High Income Bond Fund)
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Mid Cap Index Fund
NVIT GQG US Quality Equity Fund (formerly, NVIT	NVIT Multi-Manager Small Cap Value Fund
Calvert Equity Fund)	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth Fund
NVIT Government Money Market Fund	NVIT Putnam International Value Fund (formerly, NVIT
NVIT International Equity Fund	Columbia Overseas Value Fund)
NVIT International Index Fund	NVIT Real Estate Fund
NVIT Invesco Small Cap Growth Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Innovators Fund	NVIT Victory Mid Cap Value Fund
NVIT J.P. Morgan Large Cap Growth Fund

Supplement dated June 20, 2025
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)

1.
The supplement to the SAI dated April 30, 2025 (the “Supplement”), which contains information regarding pending name, subadviser and investment policy changes to the NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund) (the “Fund”), is incorporated herein by reference. The Supplement is posted on the Fund’s website, https://www.nationwide.com/personal/investing/mutual-funds/nvit-funds, or may be obtained from Nationwide Funds, P.O. Box 701, Milwaukee, WI 53201, or by calling toll free 800-848-6331.

2.
At a special meeting of the shareholders of the Fund held on June 17, 2025 (the “Meeting”), the proposal to eliminate the Fund’s fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a “non-diversified” investment company, was approved by the affirmative vote of more than 50% of the Fund’s outstanding securities. Consequently, each of the name, subadviser and investment policy changes described in the Supplement is effective immediately.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE